NEW WORLD FUND INC (Prospectus Summary) | NEW WORLD FUND INC
New World Fund®
Investment objective
The fund's investment objective is long-term capital appreciation.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American

Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 28 of the prospectus and on page 64 of the fund's statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees NEW WORLD FUND INC (USD $)	Class A		Class B	Class C	Class F-1	Class F-2	Class 529-A		Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none	5.75%		none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	5.00%	1.00%	none	none	1.00%	[1]	5.00%	1.00%	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)							10		10	10	10	10
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NEW WORLD FUND INC	Management fees	Distribution and/or service (12b-1) fees	Other expenses	Total annual fund operating expenses
Class A	0.56%	0.23%	0.23%	1.02%
Class B	0.56%	1.00%	0.24%	1.80%
Class C	0.56%	1.00%	0.23%	1.79%
Class F-1	0.56%	0.25%	0.21%	1.02%
Class F-2	0.56%	none	0.20%	0.76%
Class 529-A	0.56%	0.19%	0.31%	1.06%
Class 529-B	0.56%	1.00%	0.32%	1.88%
Class 529-C	0.56%	1.00%	0.32%	1.88%
Class 529-E	0.56%	0.50%	0.29%	1.35%
Class 529-F-1	0.56%	none	0.31%	0.87%
Class R-1	0.56%	1.00%	0.26%	1.82%
Class R-2	0.56%	0.75%	0.49%	1.80%
Class R-3	0.56%	0.50%	0.29%	1.35%
Class R-4	0.56%	0.25%	0.20%	1.01%
Class R-5	0.56%	none	0.15%	0.71%
Class R-6	0.56%	none	0.10%	0.66%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example NEW WORLD FUND INC (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	673	881	1,106	1,751
Class B	683	966	1,175	1,911
Class C	282	563	970	2,105
Class F-1	104	325	563	1,248
Class F-2	78	243	422	942
Class 529-A	697	932	1,184	1,897
Class 529-B	711	1,029	1,273	2,086
Class 529-C	311	629	1,073	2,298
Class 529-E	157	467	797	1,725
Class 529-F-1	109	317	541	1,177
Class R-1	185	573	985	2,137
Class R-2	183	566	975	2,116
Class R-3	137	428	739	1,624
Class R-4	103	322	558	1,236
Class R-5	73	227	395	883
Class R-6	67	211	368	822

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption NEW WORLD FUND INC (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	183	566	975	1,911
Class C	182	563	970	2,105
Class 529-B	211	629	1,073	2,086
Class 529-C	211	629	1,073	2,298

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal investment strategies
The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets. Many of these countries may be referred to as emerging countries or emerging markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical

Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as "junk bonds."

Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the fund's investment adviser will consider such factors as the country's per capita gross domestic product,

the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment,

the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund's investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech

Republic, Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan,

Lebanon, Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines,

Poland, Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab

Emirates and Venezuela.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.

Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions - The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks - Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S.

dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United

States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the

United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

Investing in emerging and developing countries - Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls,

nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets.

Additionally, there may be increased settlement risks for transactions in local securities.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in lower rated bonds - Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities - There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI Emerging Markets Index reflects the market sectors in which the fund invests. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund's investment results can be obtained by visiting americanfunds.com.

The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower)

Highest/Lowest quarterly results

during this period were:

Highest  27.23% (quarter ended

June 30, 2009)

Lowest   -26.60% (quarter ended

December 31, 2008)

The Fund’s total return for the nine

months ended September 30, 2011,

was -17.90%

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)

plan, individual retirement account (IRA) or 529 college savings plan.

Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
Average Annual Total Returns NEW WORLD FUND INC	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Share class A - Before taxes	10.57%	9.88%	11.99%	9.89%	Jun. 17, 1999
Class B	Share class B (before taxes)	11.41%	10.05%	11.95%	8.36%	Mar. 15, 2000
Class C	Share class C (before taxes)	15.42%	10.31%		12.23%	Mar. 15, 2001
Class F-1	Share class F-1 (before taxes)	17.33%	11.19%		13.21%	Mar. 16, 2001
Class F-2	Share class F-2 (before taxes)	17.64%			3.45%	Aug. 01, 2008
Class 529-A	Share class 529-A (before taxes)	10.55%	9.84%		13.74%	Feb. 19, 2002
Class 529-B	Share class 529-B (before taxes)	11.33%	9.95%		13.64%	Feb. 26, 2002
Class 529-C	Share class 529-C (before taxes)	15.33%	10.23%		13.59%	Feb. 25, 2002
Class 529-E	Share class 529-E (before taxes)	16.91%	10.80%		13.46%	Mar. 22, 2002
Class 529-F-1	Share class 529-F-1 (before taxes)	17.51%	11.35%		16.90%	Sep. 17, 2002
Class R-1	Share class R-1 (before taxes)	16.37%	10.29%		13.41%	Jun. 11, 2002
Class R-2	Share class R-2 (before taxes)	16.38%	10.27%		13.44%	Jun. 07, 2002
Class R-3	Share class R-3 (before taxes)	16.94%	10.79%		13.96%	Jun. 06, 2002
Class R-4	Share class R-4 (before taxes)	17.34%	11.18%		17.87%	Oct. 07, 2002
Class R-5	Share class R-5 (before taxes)	17.68%	11.51%		14.18%	May 15, 2002
Class R-6	Share class R-6 (before taxes)	17.73%			35.39%	May 01, 2009
After Taxes on Distributions Class A	Share class A - After taxes on distributions	10.44%	9.35%	11.50%		Jun. 17, 1999
After Taxes on Distributions and Sales Class A	Share class A - After taxes on distributions and sale of fund shares	7.28%	8.62%	10.65%		Jun. 17, 1999
MSCI All Country World Index	MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or taxes)	13.21%	3.98%	3.69%	3.14%
MSCI Emerging Markets Index	MSCI Emerging Markets Index (reflects no deductions for sales charges, account fees, expenses or taxes)	19.20%	13.11%	16.23%	12.04%